Summary of Significant Accounting Policies - Immaterial Change in Statement of Cash Flows Line Items (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities	$ 451.2	$ 304.0	$ 308.5
Purchases of property, plant and equipment	(193.8)	(317.5)	(210.2)
Net cash used in investing activities	$ (203.8)	(864.4)	(245.5)
As reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts payable and accrued liabilities		(12.9)	14.2
Net cash provided by operating activities		287.6	302.0
Purchases of property, plant and equipment		(301.1)	(203.7)
Net cash used in investing activities		(848.0)	(239.0)
As adjusted
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts payable and accrued liabilities		3.5	20.7
Net cash provided by operating activities		304.0	308.5
Purchases of property, plant and equipment		(317.5)	(210.2)
Net cash used in investing activities		$ (864.4)	$ (245.5)